STOCK OPTIONS AND WARRANTS (Details 3b) - USD ($) None in scaling factor is -9223372036854775296	3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Number of options	12,379,593
Weighted Average Remaining Contractual Life	P6Y10M28D
Aggregate Intrinsic Value
Number of options exercisable	3,464,113	2,980,436
Aggregate Intrinsic Value
Range of exercise price 0.61 [Member]
Number of options	256,725
Weighted Average Remaining Contractual Life	P3M15D
Aggregate Intrinsic Value
Number of options exercisable
Aggregate Intrinsic Value
Range of exercise price 1.02 [Member]
Number of options	122,870
Weighted Average Remaining Contractual Life	P5M19D
Aggregate Intrinsic Value
Number of options exercisable	122,870	637,752
Aggregate Intrinsic Value
Range of exercise price 0.25 [Member]
Number of options	2,348,173
Weighted Average Remaining Contractual Life	P8Y10M6D
Aggregate Intrinsic Value
Number of options exercisable	1,121,429
Aggregate Intrinsic Value
range of exercise price 0.38 [Member]
Number of options	9,651,825
Weighted Average Remaining Contractual Life	P6Y7M17D
Aggregate Intrinsic Value
Number of options exercisable	2,219,814
Aggregate Intrinsic Value